Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2001

Dear Shareholder:
During the 12-month period ended July 31, 2001, the U.S. economy slowed down as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined, with technology and telecommunications stocks leading the market downward. Earlier fears about inflation were replaced with concerns over weakening asset prices. Late in 2000, preannouncements of earnings disappointments by several prominent technology and financial services companies resulted in a further deterioration of the overall financial climate. Consumer confidence peaked by mid October 2000, followed by declining retail sales starting in November.

In December, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Intent on preventing the economy from dipping into recession, the Fed followed through on this pledge in January. Since adopting the easing bias, the central bank has cut the federal funds rate by 275 basis points, from 6.50 percent to 3.75 percent.

Performance
During the 12-month period ended July 31, 2001, Morgan Stanley Strategist Fund's Class B shares posted a total return of -7.05 percent compared to a return of -14.32 percent for the Standard & Poor's 500 Index and 12.71 percent for the Lehman Brothers Government/Credit Index. The Fund's Class A, C and D shares returned -6.24 percent, -7.00 percent and -6.07 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

Portfolio Strategy
Strategist Fund is a fully flexible mutual fund, which enables the management team to shift the Fund's assets among different asset classes. The Fund is managed utilizing a top-down approach, which begins with first analyzing the global macroeconomic backdrop, with further study of broad regional trends, to determine the U.S. economy's progress vis-a-vis other countries around the globe. We then focus on four primary factors in our analysis: interest rates and the Federal Reserve Bank's current policy; inflation trends, including both the levels and the rates of change; corporate profitability; and currency valuations throughout many geographies.

The result of this broad analysis is then translated into an investment portfolio, often made up of an equity allocation, a fixed-income allocation and a cash reserve, or specific domestic or international income opportunities. These allocations are based on historical as well as prospective assigned probabilities of asset class performance, seeking to look 6 to 12 months ahead.

Morgan Stanley Strategist Fund
Letter to the Shareholders / / July 31, 2001 CONTINUED

As a result of the decision to lower our equity exposure in late 1999, we entered fiscal 2001 with a relatively modest allocation to long-dated, higher-beta assets, a position we held through the first calendar quarter of 2001. During that time, the Fund maintained an asset-allocation target of 55 percent exposure to equities, 20 percent to bonds and 25 percent in cash reserves. As compared to an average balanced fund allocation (55 percent stocks, 35 percent bonds and 10 percent cash), the Fund was market weighted in stocks, underweighted in bonds and overweighted in cash reserves.

In April 2001, we chose to take advantage of rising long-term interest rates (and falling bond prices) by shifting a portion of our cash reserves into fixed-income investments. The result of this shift, the only asset-allocation change made during the period under review, resulted in a new asset allocation target of 55 percent equities (unchanged), 30 percent bonds (up from 20 percent previously) and 15 percent cash. Our neutral weighting toward the stock market and higher than normal cash reserves during this period reflected the macroeconomic fundamentals of the past year and a half.

The deflation of the great technology and telecommunications bubble that, in retrospect, spiked growth-stock valuations to unsustainable levels in late 1999 and early 2000 accelerated in the first half of 2001. The technology, telecommunications and media sectors that benefited most from the massive capital outlays in the late 1990s (tied to the corporate response to Internet initiatives and Y2K preparedness) quickly became the leadership to the downside during this correction. High valuations, declining earnings prospects, questionable balance sheets and large foreign exposures all weighed down these industries.

When the Federal Reserve Board and central banks around the world responded by aggressively lowering interest rates in an attempt to revive the stagnant economy, long-dated financial assets failed to respond. While minor rallies followed these announcements, markets continued to slide on concerns that the slowdown might be more prolonged than originally thought. Meanwhile most corporations, which had been slow to respond to the new realities of slowing industrial demand, found their inventories and cost structures out of balance with their falling revenue growth rates. By July, it became clear that there were few sectors that an investor could hold with any sense of visibility and confidence.

The Fund's equity portfolio underwent few sector changes during this period, because our holdings were relatively defensive going into 2001. At fiscal year-end, the Fund's largest sector exposures, as compared to the S&P 500 Index, included health care, basic materials and precious metals, consumer staples and industrials. Utilities, technology, energy and financial companies' exposures were all below that of the index, while consumer cyclicals and energy exposures were roughly equivalent. At period-end, our five

Morgan Stanley Strategist Fund
Letter to the Shareholders / / July 31, 2001 CONTINUED

largest equity positions included Dean Foods Company, Baxter International Inc., Oxford Health Plans, Inc., Microsoft Corp. and Goodyear Tire & Rubber Co.

The fixed-income portfolio continues to be diversified among a number of investment-grade holdings. As of July 31, 2001, 32 percent of fixed-income assets were held in agency pass-through instruments, 28 percent in industrial corporates, 13 percent in financial corporates, 7 percent in U.S. government bonds, 11 percent in U.S. agency bonds, 6 percent in U.S. Treasury fixed rates and the remainder spread among asset-backed bonds, utility company corporate bonds and non-U.S. government bonds. The portfolio's average yield to maturity stood at 6.12 percent, while the adjusted spread duration stood at 5.35 years.

Looking Ahead
As we enter the new fiscal year, we believe that the Fund's methodology remains quite appropriate for the type of opportunities that we would expect to see in the marketplace over the next several years. We anticipate the well-above-historic trend line returns for equities to revert to historic norms. While global liquidity, led by the U.S. Federal Reserve Board's aggressive moves in the first half of 2001, will fuel economic growth once again, the strength and speed with which this recovery arrives will likely seem disappointing to those accustomed to more-powerful recoveries tied to interest-rate stimulation. We believe that a diversified portfolio of stocks, bonds, cash and other opportunistic investments may provide attractive total returns in a more volatile, less exuberant marketplace as a whole in coming years.

We appreciate your ongoing support of Morgan Stanley Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Strategist Fund
FUND PERFORMANCE / / JULY 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

             FUND     S&P 500 (4)  LEHMAN (5)
Jul 1991     $10,000      $10,000     $10,000
Jul 1992     $11,188      $11,277     $11,564
Jul 1993     $12,037      $12,260     $12,839
Jul 1994     $12,463      $12,892     $12,823
Jul 1995     $14,463      $16,248     $14,121
Jul 1996     $16,122      $18,931     $14,870
Jul 1997     $20,916      $28,787     $16,475
Jul 1998     $23,587      $34,337     $17,804
Jul 1999     $25,763      $41,276     $18,219
Jul 2000     $29,058      $44,979     $19,260
Jul 2001  $27,011(3)      $38,536     $21,707

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                      Average Annual Total Returns
   ---------------------------------------------------------------------------------------------------
                   Class A Shares*                                    Class B Shares**
   -----------------------------------------------     -----------------------------------------------
   PERIOD ENDED 7/31/01                                PERIOD ENDED 7/31/01
   -------------------------                           -------------------------
   1 Year                     (6.24)%(1) (11.16)%(2)   1 Year                     (7.05)%(1) (11.02)%(2)
   Since Inception (7/28/97)   7.85%(1)   6.41%(2)     5 Years                    10.87%(1)  10.61%(2)
                                                       10 Years                   10.45%(1)  10.45%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 7/31/01                               PERIOD ENDED 7/31/01
   -------------------------                          -------------------------
   1 Year                     (7.00)%(1)  (7.80)%(2)  1 Year                     (6.07)%(1)
   Since Inception (7/28/97)  7.02%(1)    7.02%(2)    Since Inception (7/28/97)  8.10%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2001.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX (FORMERLY LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX) TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (57.9%)
           AEROSPACE & DEFENSE (2.6%)
 621,200   Lockheed Martin Corp....................  $   24,611,944
1,000,000  Raytheon Co.............................      28,880,000
                                                     --------------
                                                         53,491,944
                                                     --------------
           AIRLINES (2.4%)
 572,500   AMR Corp................................      20,123,375
 620,000   Continental Airlines, Inc. (Class B)*...      30,671,400
                                                     --------------
                                                         50,794,775
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (1.0%)
 759,585   Gap, Inc. (The).........................      20,744,267
                                                     --------------
           AUTOMOTIVE AFTERMARKET (1.5%)
1,100,000  Goodyear Tire & Rubber Co. (The)........      31,438,000
                                                     --------------
           BIOTECHNOLOGY (2.4%)
 774,000   Applera Corp. - Celera Genomics
            Group*.................................      23,707,620
 402,500   Enzon, Inc.*............................      25,860,625
                                                     --------------
                                                         49,568,245
                                                     --------------
           CABLE/SATELLITE TV (1.6%)
 429,800   Adelphia Communications Corp. (Class
            A)*....................................      15,859,620
 480,000   Comcast Corp. (Class A Special)*........      18,254,400
                                                     --------------
                                                         34,114,020
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (1.2%)
 700,000   Dow Chemical Co.........................      25,480,000
                                                     --------------
           COMPUTER PROCESSING HARDWARE (1.8%)
1,120,000  Compaq Computer Corp....................      16,732,800
1,200,000  Sun Microsystems, Inc.*.................      19,548,000
                                                     --------------
                                                         36,280,800
                                                     --------------
           DEPARTMENT STORES (0.2%)
 382,600   Saks, Inc.*.............................       4,189,470
                                                     --------------
           DISCOUNT STORES (1.3%)
 630,040   Costco Wholesale Corp...................      27,123,222
                                                     --------------
           ELECTRIC UTILITIES (1.2%)
 400,000   Dominion Resources, Inc.................      24,196,000
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (1.1%)
 300,000   Novellus Systems, Inc.*.................      15,291,000
 250,000   Teradyne, Inc.*.........................       8,495,000
                                                     --------------
                                                         23,786,000
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           ENVIRONMENTAL SERVICES (3.4%)
1,325,500  Allied Waste Industries, Inc.*..........  $   24,972,420
 487,000   Waste Connections, Inc.*................      15,871,330
1,000,000  Waste Management, Inc...................      31,000,000
                                                     --------------
                                                         71,843,750
                                                     --------------
           FINANCIAL CONGLOMERATES (1.2%)
 600,000   Hancock (John) Financial Services ,
            Inc....................................      24,012,000
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (2.5%)
 468,040   General Mills, Inc......................      20,584,399
 782,000   Kellogg Co..............................      23,514,740
 266,400   Kraft Foods Inc. (Class A)*.............       8,245,080
                                                     --------------
                                                         52,344,219
                                                     --------------
           FOOD: MEAT/FISH/DAIRY (1.8%)
 900,000   Dean Foods Co...........................      37,710,000
                                                     --------------
           INDUSTRIAL CONGLOMERATES (1.0%)
 457,000   General Electric Co.....................      19,879,500
                                                     --------------
           INTEGRATED OIL (1.4%)
 500,000   Phillips Petroleum Co...................      28,545,000
                                                     --------------
           INTERNET SOFTWARE/SERVICES (0.8%)
 500,000   Siebel Systems, Inc.*...................      17,230,000
                                                     --------------
           MAJOR BANKS (0.4%)
 170,000   Wells Fargo & Co........................       7,830,200
                                                     --------------
           MANAGED HEALTH CARE (4.1%)
1,155,000  Oxford Health Plans, Inc.*..............      33,495,000
 320,000   UnitedHealth Group Inc..................      21,574,400
 280,000   Wellpoint Health Networks, Inc.*........      29,948,800
                                                     --------------
                                                         85,018,200
                                                     --------------
           MEDIA CONGLOMERATES (1.1%)
 500,000   AOL Time Warner Inc.*...................      22,725,000
                                                     --------------
           MEDICAL SPECIALTIES (1.7%)
 704,000   Baxter International, Inc...............      35,059,200
                                                     --------------
           MULTI-LINE INSURANCE (0.9%)
 220,937   American International Group, Inc.......      18,393,005
                                                     --------------
           OIL & GAS PRODUCTION (0.9%)
 293,000   Kerr-McGee Corp.........................      18,511,740
                                                     --------------
           OILFIELD SERVICES/EQUIPMENT (0.4%)
 160,000   Smith International, Inc.*..............       8,704,000
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PACKAGED SOFTWARE (1.6%)
 500,000   Microsoft Corp.*........................  $   33,095,000
                                                     --------------
           PHARMACEUTICALS: MAJOR (3.1%)
 391,000   American Home Products Corp.............      23,581,210
 410,000   Johnson & Johnson.......................      22,181,000
 453,000   Pfizer, Inc.............................      18,672,660
                                                     --------------
                                                         64,434,870
                                                     --------------
           PRECIOUS METALS (3.5%)
1,450,000  Barrick Gold Corp. (Canada).............      21,590,500
1,403,000  Newmont Mining Corp.....................      26,236,100
2,460,000  Placer Dome Inc. (Canada)...............      24,723,000
                                                     --------------
                                                         72,549,600
                                                     --------------
           PROPERTY - CASUALTY INSURERS (1.9%)
 550,000   ACE, Ltd. (Bermuda).....................      19,200,500
 550,000   Allstate Corp. (The)....................      19,228,000
                                                     --------------
                                                         38,428,500
                                                     --------------
           REGIONAL BANKS (0.9%)
 400,000   Union Planters Corp.....................      17,876,000
                                                     --------------
           SAVINGS BANKS (1.2%)
 373,000   Golden West Financial Corp..............      24,114,450
                                                     --------------
           SEMICONDUCTORS (1.2%)
 600,000   Micron Technology, Inc..................      25,200,000
                                                     --------------
           SPECIALTY STORES (1.4%)
 885,440   Bed Bath & Beyond, Inc.*................      28,537,731
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (2.7%)
1,000,000  Nokia Corp. (ADR) (Finland).............      21,810,000
 750,000   ONI Systems Corp.*......................      17,362,500
 750,000   Sonus Networks Inc.*....................      16,455,000
                                                     --------------
                                                         55,627,500
                                                     --------------
           TOBACCO (0.5%)
 175,500   R. J. Reynolds Tobacco Holdings, Inc....       9,426,105
                                                     --------------
           Total Common Stocks
           (COST $996,544,962).....................   1,198,302,313
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                   RATE          DATE              VALUE

--------------------------------------------------------------------------------------

           Corporate Bonds (12.8%)
           AEROSPACE & DEFENSE (0.7%)
           Raytheon Co.
$  4,000   ..............................  6.45 %       08/15/02        $    4,024,000
   4,000   ..............................  6.15         11/01/08             3,760,200
   4,830   Systems 2001 Assets Trust.....  6.664        09/15/13             4,911,506
           United Technologies Corp.
   1,015   ..............................  7.50         09/15/29             1,114,917
     510   ..............................  6.70         08/01/28               509,000
                                                                        --------------
                                                                            14,319,623
                                                                        --------------
           AIRLINES (0.1%)
   2,620   AmericaWest Airlines -
            144A**.......................  7.10         04/02/21             2,684,924
                                                                        --------------
           ALTERNATIVE POWER GENERATION (0.1%)
   2,250   MidAmerican Funding LLC.......  6.75         03/01/11             2,252,227
                                                                        --------------
           AUTO PARTS: O.E.M. (0.1%)
   1,440   TRW Inc.......................  7.625        03/15/06             1,516,018
                                                                        --------------
           CABLE/SATELLITE TV (0.3%)
   4,000   Continental Cablevision
            Inc..........................  8.50         09/15/01             4,013,280
   2,495   Cox Communications, Inc.......  7.75         11/01/10             2,654,430
                                                                        --------------
                                                                             6,667,710
                                                                        --------------
           DEPARTMENT STORES (0.1%)
   1,980   Federated Department Stores,
            Inc..........................  6.90         04/01/29             1,829,975
                                                                        --------------
           DISCOUNT STORES (0.4%)
           Target Corp.
     230   ..............................  7.50         08/15/10               251,684
   2,345   ..............................  6.35         01/15/11             2,368,942
   4,795   Wal-Mart Stores, Inc..........  7.55         02/15/30             5,393,080
                                                                        --------------
                                                                             8,013,706
                                                                        --------------
           DRUGSTORE CHAINS (0.1%)
   2,675   CVS Corp......................  5.625        03/15/06             2,670,319
                                                                        --------------
           ELECTRIC UTILITIES (0.2%)
   1,420   DTE Energy Co.................  7.05         06/01/11             1,477,453
   1,580   Progress Energy, Inc..........  7.10         03/01/11             1,651,827
                                                                        --------------
                                                                             3,129,280
                                                                        --------------
           ENVIRONMENTAL SERVICES (0.1%)
   2,000   USA Waste Services, Inc.......  7.125        10/01/07             2,051,320
                                                                        --------------
           FINANCE/RENTAL/LEASING (0.7%)
   2,940   American General Finance
            Corp.........................  5.875        07/14/06             2,976,574

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

$  5,000   Ford Motor Credit Corp........  7.375%       10/28/09        $    5,227,900
           Household Finance Corp.
   4,000   ..............................  7.875        03/01/07             4,369,200
     495   ..............................  8.00         07/15/10               547,772
   1,635   MBNA America Bank N.A.........  6.50         06/20/06             1,645,202
     100   MBNA Capital I (Series A).....  8.278        12/01/26                94,470
                                                                        --------------
                                                                            14,861,118
                                                                        --------------
           FINANCIAL CONGLOMERATES (0.8%)
   3,500   Associates Corporation of
            North America................  6.10         01/15/05             3,566,465
   3,000   AXA Financial Inc.............  6.50         04/01/08             3,018,150
   4,000   Boeing Capital Corp...........  6.35         11/15/07             4,149,080
     920   Chase Manhattan Corp..........  6.00         02/15/09               902,272
   4,765   Citigroup Inc.................  7.25         10/01/10             5,098,121
                                                                        --------------
                                                                            16,734,088
                                                                        --------------
           FINANCIAL PUBLISHING/SERVICES (0.0%)
     335   Reed Elsevier Capital.........  6.75         08/01/11               338,507
                                                                        --------------
           FOOD RETAIL (0.5%)
   1,385   Ahold Finance USA Inc.........  8.25         07/15/10             1,538,015
   2,310   Albertson's Inc...............  7.45         08/01/29             2,305,726
   4,650   Kroger Co.....................  6.80         04/01/11             4,723,749
           Safeway Inc.
   1,300   ..............................  7.50         09/15/09             1,392,274
     410   ..............................  6.50         03/01/11               412,731
     850   ..............................  7.25         02/01/31               867,170
                                                                        --------------
                                                                            11,239,665
                                                                        --------------
           FOOD: MAJOR DIVERSIFIED (0.3%)
   4,000   Bestfoods.....................  6.625        04/15/28             3,853,960
   1,685   Kellogg Co....................  6.60         04/01/11             1,700,957
                                                                        --------------
                                                                             5,554,917
                                                                        --------------
           GAS DISTRIBUTORS (0.3%)
   1,510   CMS Panhandle Holding Co......  7.00         07/15/29             1,323,289
   1,555   Nisource Finance Corp.........  7.875        11/15/10             1,703,751
   2,500   Ras Laffan Natural Gas -
            144A**.......................  8.294        03/15/14             2,433,900
                                                                        --------------
                                                                             5,460,940
                                                                        --------------
           HOME BUILDING (0.1%)
   1,305   Centex Corp...................  7.875        02/01/11             1,331,165
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           HOME IMPROVEMENT CHAINS (0.2%)
           Lowe's Companies, Inc.
$  2,925   ..............................  8.25 %       06/01/10        $    3,290,508
     760   ..............................  6.50         03/15/29               705,417
                                                                        --------------
                                                                             3,995,925
                                                                        --------------
           HOSPITAL/NURSING MANAGEMENT (0.1%)
     750   Columbia/HCA Healthcare
            Corp.........................  9.00         12/15/14               839,415
   1,950   Manor Care, Inc...............  8.00         03/01/08             1,976,637
                                                                        --------------
                                                                             2,816,052
                                                                        --------------
           HOTELS/RESORTS/CRUISELINES (0.2%)
     375   Hyatt Equities LLC - 144A**...  9.25         05/15/05               400,617
   3,775   Marriott International -
            144A**.......................  7.00         01/15/08             3,833,588
                                                                        --------------
                                                                             4,234,205
                                                                        --------------
           HOUSEHOLD/PERSONAL CARE (0.3%)
   2,160   International Flavors &
            Fragrances, Inc. - 144A**....  6.45         05/15/06             2,195,381
   2,905   Proctor & Gamble Co...........  6.60         12/15/04             3,045,603
                                                                        --------------
                                                                             5,240,984
                                                                        --------------
           INDUSTRIAL CONGLOMERATES (0.9%)
   4,000   General Electric Capital
            Corp.........................  6.80         11/01/05             4,242,560
   6,000   Honeywell, Inc................  6.625        06/15/28             5,745,480
   4,000   Honeywell International,
            Inc..........................  7.50         03/01/10             4,299,000
   1,700   Hutchison Whampoa.............  7.50         08/01/27             1,611,855
           Tyco International Group SA (Luxembourg)
     100   ..............................  6.375        06/15/05               102,916
   1,825   ..............................  6.375        02/15/06             1,873,782
                                                                        --------------
                                                                            17,875,593
                                                                        --------------
           INTEGRATED OIL (0.3%)
   5,350   Conoco Inc....................  6.95         04/15/29             5,267,985
                                                                        --------------
           INVESTMENT BANKS/BROKERS (0.4%)
   3,080   Goldman Sachs Group Inc.......  6.875        01/15/11             3,144,126
   4,000   Lehman Brothers Holdings
            Corp.........................  7.875        08/15/10             4,338,520
                                                                        --------------
                                                                             7,482,646
                                                                        --------------
           LIFE/HEALTH INSURANCE (0.6%)
   1,735   American General Corp.........  7.50         07/15/25             1,882,753
   2,215   John Hancock..................  7.375        02/15/24             2,246,475
   1,350   Metropolitan Life Insurance
            Co...........................  7.80         11/01/25             1,409,306

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

$  1,525   Nationwide Mutual Insurance...  7.50 %       02/15/24        $    1,416,649
   4,105   Prudential Insurance Co.......  8.30         07/01/25             4,445,058
                                                                        --------------
                                                                            11,400,241
                                                                        --------------
           MAJOR BANKS (0.6%)
   1,405   Bank America Corp.............  7.40         01/15/11             1,500,849
   2,310   Bank One Corp.................  7.875        08/01/10             2,542,756
     545   Chase Manhattan Corp..........  7.00         11/15/09               568,010
   4,000   First Union Corp..............  6.00         10/30/08             3,882,080
   3,240   Wells Fargo & Co..............  5.90         05/21/06             3,303,698
                                                                        --------------
                                                                            11,797,393
                                                                        --------------
           MAJOR TELECOMMUNICATIONS (0.7%)
     845   AT&T Corp.....................  6.50         03/15/29               735,953
   1,420   BellSouth Telecommunications
            Inc..........................  6.375        06/01/28             1,300,961
   2,045   British Telecom PLC (United
            Kingdom).....................  8.875        12/15/30             2,316,024
           Deutsche Telekom International
           Finance Corp. (Netherlands)
   1,950   ..............................  8.00         06/15/10             2,092,253
     520   ..............................  8.25         06/15/30               554,403
   1,590   Telus Corp....................  8.00         06/01/11             1,674,238
     615   WorldCom, Inc.................  8.25         05/15/31               627,595
   5,000   WorldCom, Inc. - 144A**.......  7.375        01/15/06             5,134,150
                                                                        --------------
                                                                            14,435,577
                                                                        --------------
           MANAGED HEALTH CARE (0.3%)
   4,725   Aetna, Inc....................  7.875        03/01/11             4,727,693
   1,420   Wellpoint Health Network......  6.375        06/15/06             1,444,637
                                                                        --------------
                                                                             6,172,330
                                                                        --------------
           MEDIA CONGLOMERATES (0.7%)
   4,000   News America Holdings, Inc....  7.75         12/01/45             3,801,520
   5,450   Time Warner Inc...............  9.15         02/01/23             6,431,654
   4,500   Walt Disney Co................  5.50         12/29/06             4,485,825
                                                                        --------------
                                                                            14,718,999
                                                                        --------------
           MOTOR VEHICLES (0.2%)
   3,000   DaimlerChrysler North American
            Holdings Co..................  8.50         01/18/31             3,344,130
           Ford Motor Corp.
     325   ..............................  6.625        10/01/28               295,097
   1,160   ..............................  7.45         07/16/31             1,168,874
                                                                        --------------
                                                                             4,808,101
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           MULTI-LINE INSURANCE (0.5%)
$  3,400   AIG SunAmerica Global Finance
            - 144A**.....................  6.30 %       05/10/11        $    3,452,836
   3,510   Farmers Exchange Capital -
            144A**.......................  7.05         07/15/28             3,227,480
   2,960   Hartford Financial Services
            Group Inc....................  7.90         06/15/10             3,253,395
                                                                        --------------
                                                                             9,933,711
                                                                        --------------
           OIL & GAS PIPELINES (0.1%)
           Williams Companies, Inc.
   1,160   ..............................  7.75         06/15/31             1,172,586
   1,070   ..............................  7.50         01/15/31             1,050,547
                                                                        --------------
                                                                             2,223,133
                                                                        --------------
           PHARMACEUTICALS: MAJOR (0.3%)
   3,500   Abbott Laboratories...........  6.40         12/01/06             3,668,595
   2,425   American Home Products
            Corp.........................  6.70         03/15/11             2,500,175
     900   Pharmacia Corp................  6.60         12/01/28               896,985
                                                                        --------------
                                                                             7,065,755
                                                                        --------------
           PROPERTY - CASUALTY INSURERS (0.1%)
   2,440   Florida Windstorm - 144A**....  7.125        02/25/19             2,496,291
                                                                        --------------
           RAILROADS (0.4%)
     891   Southern Pacific
            Transportation Co.
            (Series B)...................  7.28         04/30/15               909,753
           Union Pacific Corp.
   4,000   ..............................  6.34         11/25/03             4,109,160
   4,000   ..............................  6.625        02/01/08             4,100,720
                                                                        --------------
                                                                             9,119,633
                                                                        --------------
           REAL ESTATE INVESTMENT TRUSTS (0.2%)
           EOP Operating L.P.
   1,750   ..............................  6.763        06/15/07             1,806,595
   1,200   ..............................  7.25         06/15/28             1,135,584
     662   World Financial Properties
            Tower (Class B)..............  6.91         09/01/13               679,757
                                                                        --------------
                                                                             3,621,936
                                                                        --------------
           SAVINGS BANKS (0.2%)
   4,500   Washington Mutual Financial
            Corp.........................  8.25         06/15/05             4,896,450
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           SERVICES TO THE HEALTH INDUSTRY (0.1%)
           Anthem Insurance - 144A**
$    965   ..............................  9.125%       04/01/10        $    1,020,314
   1,035   ..............................  9.00         04/01/27             1,002,097
                                                                        --------------
                                                                             2,022,411
                                                                        --------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
           Qwest Capital Funding
     740   ..............................  7.90         08/15/10               782,765
   1,885   144A**........................  7.25         02/15/11             1,916,649
                                                                        --------------
                                                                             2,699,414
                                                                        --------------
           WIRELESS COMMUNICATIONS (0.4%)
   3,290   AT&T Wireless - 144A**........  8.75         03/01/31             3,597,451
   1,135   Vodafone Airtouch.............  7.75         02/15/10             1,226,390
   4,000   Vodafone Group................  6.65         05/01/08             4,095,400
                                                                        --------------
                                                                             8,919,241
                                                                        --------------
           Total Corporate Bonds
           (COST $256,410,670)........................................     263,899,508
                                                                        --------------
           U.S. Government Agency Mortgage
           Backed Securities (11.0%)
           Federal Home Loan Mortgage Corp.
  30,379   ..............................  7.00         05/01/31            30,938,775
     201   ..............................  8.00         07/01/30               208,631
           Federal National Mortgage Assoc.
  30,000   ..............................  6.00         09/01/31            29,315,625
  31,327   ..............................  6.50         05/01/31            31,307,382
  58,510   ..............................  7.00    11/01/30 - 06/01/31      59,515,410
  26,327   ..............................  7.50    05/01/30 - 12/01/30      27,083,434
  48,300   ..............................  8.00         08/01/31            50,171,625
                                                                        --------------
           Total U.S. Government Agency Mortgage
           Backed Securities
           (COST $227,422,171)........................................     228,540,882
                                                                        --------------
           U.S. Government & Agency Obligations (4.9%)
           Federal Home Loan Mortgage Corp.
  10,000   ..............................  5.125        10/15/08             9,780,300
  18,000   ..............................  7.375        05/15/03            19,018,620
           Federal National Mortgage Assoc.
  12,000   ..............................  5.625        05/14/04            12,341,640
  17,540   ..............................  6.625        01/15/02            18,663,086

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

$  8,000   ..............................  7.125%       02/15/05        $    8,603,360
   4,500   ..............................  7.25         05/15/30             5,062,860
           U.S. Treasury Bond
   3,100   ..............................  6.125        08/15/29             3,325,835
  16,800   ..............................  6.25         08/15/23            18,104,352
   6,000   U.S. Treasury Note............  7.00         07/15/06             6,628,920
                                                                        --------------
           Total U.S. Government & Agency Obligations
           (COST $95,709,398).........................................     101,528,973
                                                                        --------------
           Asset-Backed Securities (1.2%)
           FINANCE/RENTAL/LEASING (1.2%)
   2,300   American Express Credit
            Assets.......................  5.53         10/15/08             2,323,000
   2,960   Chase Credit Card Market
            Trust........................  5.50         11/17/08             2,967,400
   4,030   Citibank Credit Issuance
            Trust........................  6.90         10/15/07             4,271,800
   1,285   First Security Auto Owner
            Trust........................  7.30         07/15/04             1,323,550
   2,730   Ford Credit Auto Owner
            Trust........................  6.74         06/15/04             2,811,026
   1,460   Honda Auto Receivables Owner
            Trust........................  6.62         07/15/04             1,499,230
   1,550   MBNA Master Credit Card
            Trust........................  5.90         08/15/01             1,553,875
   2,000   MMCA Automobile Trust.........  7.00         06/15/04             2,053,120
   1,800   Nissan Auto Receivables Owner
            Trust........................  6.72         08/16/04             1,847,808
   2,765   PSE&G Transition Funding
            LLC..........................  6.61         06/15/15             2,827,213
   1,680   Toyota Auto Receivables Owner
            Trust........................  6.76         08/15/04             1,726,200
                                                                        --------------
           Total Asset-Backed Securities
           (COST $25,016,884).........................................      25,204,222
                                                                        --------------
           Foreign Government Obligations (0.5%)
   5,000   Manitoba (Province of)
            (Canada).....................  5.50         10/01/08             4,937,100
   4,000   New Brunswick (Province of)
            (Canada).....................  7.625        06/29/04             4,286,160
   1,755   Quebec (Province of)
            (Canada).....................  6.125        01/22/11             1,753,703
                                                                        --------------
           Total Foreign Government Obligations
           (COST $10,287,200).........................................      10,976,963
                                                                        --------------
           Short-Term Investments (14.6%)
           U.S. Government Agencies (a) (7.2%)
           Federal Home Loan Mortgage Corp.
 100,000   ..............................  3.65         08/21/01            99,797,222
  50,000   ..............................  3.67         08/07/01            49,969,417
                                                                        --------------
           Total U.S. Government Agencies
           (COST $149,766,639)........................................     149,766,639
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON       MATURITY
THOUSANDS                                  RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           Repurchase Agreement (7.4%)
$152,620   Joint repurchase agreement
            account (dated 07/31/01;
            proceeds $152,636,478) (b)
            (COST $152,620,000)..........  3.887%       08/01/01        $  152,620,000
                                                                        --------------
           Total Short-Term Investments
           (COST $302,386,639)........................................     302,386,639
                                                                        --------------

          Total Investments
          (COST $1,913,777,924) (c).....    102.9%                       2,130,839,500

          Liabilities in Excess of Other
           Assets.......................     (2.9)                         (60,341,429)
                                          -------                       --------------

          Net Assets....................    100.0%                      $2,070,498,071
                                          =======                       ==============

---------------------

   ADR  AMERICAN DEPOSITORY RECEIPT
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $250,564,859 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $33,503,283, RESULTING IN NET UNREALIZED APPRECIATION OF $217,061,576.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2001

Assets:
Investments in securities, at value (cost
 $1,913,777,924)..................................  $2,130,839,500
Receivable for:
  Investments sold................................     28,947,817
  Interest........................................      8,006,862
  Shares of beneficial interest sold..............      1,337,355
  Dividends.......................................        708,711
Prepaid expenses and other assets.................         74,856
                                                    -------------
    Total Assets..................................  2,169,915,101
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................     94,228,435
  Shares of beneficial interest repurchased.......      2,265,662
  Distribution fee................................      1,668,433
  Investment management fee.......................        959,361
Accrued expenses and other payables...............        295,139
                                                    -------------
    Total Liabilities.............................     99,417,030
                                                    -------------
    Net Assets....................................  $2,070,498,071
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,959,963,482
Net unrealized appreciation.......................    217,060,735
Accumulated undistributed net investment income...      2,480,165
Accumulated net realized loss.....................   (109,006,311)
                                                    -------------
    Net Assets....................................  $2,070,498,071
                                                    =============
Class A Shares:
Net Assets........................................   $116,382,631
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      7,084,752
    Net Asset Value Per Share.....................  $       16.43
                                                    =============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset
      value)......................................  $       17.34
                                                    =============
Class B Shares:
Net Assets........................................  $1,826,910,064
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................    111,167,877
    Net Asset Value Per Share.....................  $       16.43
                                                    =============
Class C Shares:
Net Assets........................................    $45,611,812
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      2,787,925
    Net Asset Value Per Share.....................  $       16.36
                                                    =============
Class D Shares:
Net Assets........................................    $81,593,564
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      4,960,455
    Net Asset Value Per Share.....................  $       16.45
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JULY 31, 2001

Net Investment Income
Income
Interest..........................................  $ 61,942,290
Dividends (net of $115,687 foreign withholding
 tax).............................................    10,748,502
                                                    ------------
    Total Income..................................    72,690,792
                                                    ------------
Expenses
Distribution fee (Class A shares).................       261,513
Distribution fee (Class B shares).................    19,835,992
Distribution fee (Class C shares).................       442,628
Investment management fee.........................    11,672,746
Transfer agent fees and expenses..................     1,874,163
Registration fees.................................       148,404
Shareholder reports and notices...................       142,930
Custodian fees....................................       126,354
Professional fees.................................        50,572
Trustees' fees and expenses.......................        24,125
Other.............................................        46,602
                                                    ------------
    Total Expenses................................    34,626,029
                                                    ------------
    Net Investment Income.........................    38,064,763
                                                    ------------
Net Realized and Unrealized Loss:
Net realized loss.................................  (105,263,227)
Net change in unrealized depreciation.............   (95,354,566)
                                                    ------------
    Net Loss......................................  (200,617,793)
                                                    ------------
Net Decrease......................................  $(162,553,030)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JULY 31, 2001   JULY 31, 2000
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   38,064,763  $   31,979,629
Net realized gain (loss)................    (105,263,227)    346,617,902
Net change in unrealized depreciation...     (95,354,566)   (130,383,405)
                                          --------------  --------------

    Net Increase (Decrease).............    (162,553,030)    248,214,126
                                          --------------  --------------
Dividends and Distributions to
 Shareholders From:
Net investment income
  Class A shares........................      (3,198,342)     (1,571,516)
  Class B shares........................     (37,224,690)    (22,161,327)
  Class C shares........................        (851,818)       (314,168)
  Class D shares........................      (2,470,607)     (1,590,141)
Net realized gain
  Class A shares........................     (15,249,403)     (6,239,051)
  Class B shares........................    (260,159,163)   (157,446,517)
  Class C shares........................      (5,550,578)     (1,738,094)
  Class D shares........................     (11,178,557)     (6,302,510)
                                          --------------  --------------

      Total Dividends and
       Distributions....................    (335,883,158)   (197,363,324)
                                          --------------  --------------

  Net increase from transactions in
   shares of beneficial interest........     294,862,741     236,166,642
                                          --------------  --------------

    Net Increase (Decrease).............    (203,573,447)    287,017,444

Net Assets:
Beginning of period.....................   2,274,071,518   1,987,054,074
                                          --------------  --------------
End of Period (Including accumulated
 undistributed net investment income of
 $2,480,165 and $8,429,296,
 respectively)..........................  $2,070,498,071  $2,274,071,518
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the "Fund"), formerly Morgan Stanley Dean Witter Strategist Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On
July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $39,709,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $300, $1,714,000 and $23,000, respectively and received $140,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended
July 31, 2001 aggregated $2,745,014,789 and 2,378,861,194, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $664,128,219 and $555,586,868, respectively.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

For the year ended July 31, 2001, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $161,495, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $76,563 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $24,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $12,010. At July 31, 2001, the Fund had an accrued pension liability of $74,827 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At July 31, 2001, the Fund had a net capital loss carryover of approximately $16,426,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $92,099,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      JULY 31, 2001               JULY 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    2,655,539  $  51,190,151    3,318,317  $  70,298,802
Reinvestment of dividends and
 distributions................      968,901     17,157,063      359,691      7,127,658
Redeemed......................   (1,897,053)   (36,261,924)  (1,515,494)   (31,717,315)
                                -----------  -------------  -----------  -------------
Net increase -- Class A.......    1,727,387     32,085,290    2,162,514     45,709,145
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   20,800,973    382,061,948   18,765,850    394,709,126
Reinvestment of dividends and
 distributions................   15,160,444    268,861,409    8,188,679    162,143,354
Redeemed......................  (23,771,140)  (424,502,606) (18,930,130)  (395,536,400)
                                -----------  -------------  -----------  -------------
Net increase -- Class B.......   12,190,277    226,420,751    8,024,399    161,316,080
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,255,963     23,188,583    1,298,818     27,199,414
Reinvestment of dividends and
 distributions................      346,587      6,114,253      100,045      1,979,888
Redeemed......................     (710,775)   (12,863,063)    (305,671)    (6,397,242)
                                -----------  -------------  -----------  -------------
Net increase -- Class C.......      891,775     16,439,773    1,093,192     22,782,060
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    1,289,488     24,859,702      657,345     13,809,612
Reinvestment of dividends and
 distributions................      717,632     12,714,369      366,091      7,274,623
Redeemed......................     (962,357)   (17,657,144)    (702,780)   (14,724,878)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......    1,044,763     19,916,927      320,656      6,359,357
                                -----------  -------------  -----------  -------------
Net increase in Fund..........   15,854,202  $ 294,862,741   11,600,761  $ 236,166,642
                                ===========  =============  ===========  =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2001, there were no outstanding forward contracts.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

8. Change in Accounting Policy
Effective August 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but will result in an adjustment to the cost of securities and a corresponding adjustment to undistributed net investment income based on securities held as of July 31, 2001.

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE PERIOD
                               FOR THE YEAR ENDED JULY 31,       JULY 28, 1997*
                           ------------------------------------     THROUGH
                             2001      2000     1999     1998    JULY 31, 1997
                           --------  --------  -------  -------  --------------
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $  20.64  $  20.16  $ 20.23  $ 18.75     $ 18.40
                           --------  --------  -------  -------     -------
Income (loss) from
 investment operations:
  Net investment
   income................      0.44      0.44     0.32     0.36        0.01
  Net realized and
   unrealized gain
   (loss)................     (1.55)     2.16     1.46     2.06        0.34
                           --------  --------  -------  -------     -------
Total income (loss) from
 investment operations...     (1.11)     2.60     1.78     2.42        0.35
                           --------  --------  -------  -------     -------
Less dividends and
 distributions from:
    Net investment
     income..............     (0.50)    (0.37)   (0.32)   (0.43)     -
    Net realized gain....     (2.60)    (1.75)   (1.53)   (0.51)     -
                           --------  --------  -------  -------     -------
Total dividends and
 distributions...........     (3.10)    (2.12)   (1.85)   (0.94)     -
                           --------  --------  -------  -------     -------

Net asset value, end of
 period..................  $  16.43  $  20.64  $ 20.16  $ 20.23     $ 18.75
                           ========  ========  =======  =======     =======
Total Return+............     (6.24%)    13.48%   10.01%   13.48%       1.90%(1)
Ratios to Average Net
 Assets:
Expenses.................      0.85%(3)     0.88%(3)    0.87%(3)    0.91%       0.92%(2)
Net investment income....      2.41%(3)     2.06%(3)    1.66%(3)    1.85%       5.06%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....  $116,383  $110,600  $64,418  $34,891         $79
Portfolio turnover
 rate....................       136%      187%     121%      92%        158%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                          FOR THE YEAR ENDED JULY 31,
                           ----------------------------------------------------------
                              2001        2000        1999        1998       1997*
                           ----------  ----------  ----------  ----------  ----------
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $    20.65  $    20.16  $    20.23  $    18.75  $    16.02
                           ----------  ----------  ----------  ----------  ----------
Income (loss) from
 investment operations:
  Net investment
   income................        0.30        0.29        0.19        0.24        0.39
  Net realized and
   unrealized gain
   (loss)................       (1.57)       2.18        1.46        2.06        4.10
                           ----------  ----------  ----------  ----------  ----------
Total income (loss) from
 investment
 operations..............       (1.27)       2.47        1.65        2.30        4.49
                           ----------  ----------  ----------  ----------  ----------
Less dividends and
 distributions from:
  Net investment
   income................       (0.35)      (0.23)      (0.19)      (0.31)      (0.36)
  Net realized gain......       (2.60)      (1.75)      (1.53)      (0.51)      (1.40)
                           ----------  ----------  ----------  ----------  ----------
Total dividends and
 distributions...........       (2.95)      (1.98)      (1.72)      (0.82)      (1.76)
                           ----------  ----------  ----------  ----------  ----------

Net asset value, end of
 period..................  $    16.43  $    20.65  $    20.16  $    20.23  $    18.75
                           ==========  ==========  ==========  ==========  ==========
Total Return+............       (7.05%)      12.79%       9.23%      12.77%      29.73%
Ratios to Average Net
 Assets:
Expenses.................        1.63%(1)       1.53%(1)       1.57%(1)       1.54%       1.56%
Net investment income....        1.63%(1)       1.41%(1)       0.96%(1)       1.24%       2.29%
Supplemental Data:
Net assets, end of
 period, in thousands....  $1,826,910  $2,043,540  $1,833,935  $1,659,037  $1,540,880
Portfolio turnover
 rate....................         136%        187%        121%         92%        158%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES WHICH WERE PURCHASED PRIOR TO NOVEMBER 8, 1989 (AND WITH RESPECT TO SUCH SHARES, CERTAIN SHARES ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (COLLECTIVELY THE OLD SHARES)) AND SHARES HELD BY CERTAIN EMPLOYEE BENEFIT PLANS ESTABLISHED BY MORGAN STANLEY DW, INC. HAVE BEEN DESIGNATED CLASS B SHARES. THE OLD SHARES AND SHARES HELD BY THOSE EMPLOYEE BENEFIT PLANS PRIOR JULY 28, 1997 HAVE BEEN DESIGNATED CLASS D SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                               FOR THE PERIOD
                              FOR THE YEAR ENDED JULY 31,      JULY 28, 1997*
                           ----------------------------------     THROUGH
                            2001     2000     1999     1998    JULY 31, 1997
                           -------  -------  -------  -------  --------------
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 20.57  $ 20.11  $ 20.19  $ 18.75     $ 18.40
                           -------  -------  -------  -------     -------
Income (loss) from
 investment operations:
  Net investment
   income................     0.29     0.29     0.16     0.21        0.01
  Net realized and
   unrealized gain
   (loss)................    (1.55)    2.15     1.47     2.06        0.34
                           -------  -------  -------  -------     -------
Total income (loss) from
 investment operations...    (1.26)    2.44     1.63     2.27        0.35
                           -------  -------  -------  -------     -------
Less dividends and
 distributions from:
  Net investment
   income................    (0.35)   (0.23)   (0.18)   (0.32)     -
  Net realized gain......    (2.60)   (1.75)   (1.53)   (0.51)     -
                           -------  -------  -------  -------     -------
Total dividends and
 distributions...........    (2.95)   (1.98)   (1.71)   (0.83)     -
                           -------  -------  -------  -------     -------

Net asset value, end of
 period..................  $ 16.36  $ 20.57  $ 20.11  $ 20.19     $ 18.75
                           =======  =======  =======  =======     =======
Total Return+............    (7.00%)   12.62%    9.15%   12.66%       1.90%(1)
Ratios to Average Net
 Assets:
Expenses.................     1.63%(3)    1.63%(3)    1.65%(3)    1.66%       1.67%(2)
Net investment income....     1.63%(3)    1.31%(3)    0.88%(3)    1.08%       4.38%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....  $45,612  $39,006  $16,147   $7,861        $114
Portfolio turnover
 rate....................      136%     187%     121%      92%        158%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                               FOR THE PERIOD
                              FOR THE YEAR ENDED JULY 31,      JULY 28, 1997*
                           ----------------------------------     THROUGH
                            2001     2000     1999     1998    JULY 31, 1997
                           -------  -------  -------  -------  --------------
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 20.67  $ 20.18  $ 20.25  $ 18.75     $ 18.40
                           -------  -------  -------  -------     -------
Income (loss) from
 investment operations:
  Net investment
   income................     0.48     0.48     0.37     0.41        0.01
  Net realized and
   unrealized gain
   (loss)................    (1.56)    2.18     1.45     2.06        0.34
                           -------  -------  -------  -------     -------
Total income (loss) from
 investment operations...    (1.08)    2.66     1.82     2.47        0.35
                           -------  -------  -------  -------     -------
Less dividends and
 distributions from:
  Net investment
   income................    (0.54)   (0.42)   (0.36)   (0.46)     -
  Net realized gain......    (2.60)   (1.75)   (1.53)   (0.51)     -
                           -------  -------  -------  -------     -------
Total dividends and
 distributions...........    (3.14)   (2.17)   (1.89)   (0.97)     -
                           -------  -------  -------  -------     -------

Net asset value, end of
 period..................  $ 16.45  $ 20.67  $ 20.18  $ 20.25     $ 18.75
                           =======  =======  =======  =======     =======
Total Return+............    (6.07%)   13.79%   10.23%   13.80%       1.90%(1)
Ratios to Average Net
 Assets:
Expenses.................     0.63%(3)    0.63%(3)    0.65%(3)    0.66%       0.67%(2)
Net investment income....     2.63%(3)    2.31%(3)    1.88%(3)    2.12%       5.40%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....  $81,594  $80,925  $72,554  $67,797     $57,938
Portfolio turnover
 rate....................      136%     187%     121%      92%        158%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Strategist Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Strategist Fund (the "Fund"), formerly Morgan Stanley Dean Witter Strategist Fund, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Strategist Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 10, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended July 31, 2001, the Fund paid to its shareholders $2.43 per share from long-term capital gains. For such period, 23.58% of the income paid qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended July 31, 2001, 22.57% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES                                                           MorganStanley

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS                                                               [GRAPHIC]

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Angelo G. Manioudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer
                                                                  Morgan Stanley
                                                                 Strategist Fund
TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Read the prospectus carefully before investing.
                                                                   Annual Report
Morgan Stanley Distributors Inc., member NASD.                     July 31, 2001